UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04791

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Municipal Income Fund - National Portfolio

Portfolio of Investments

January 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.5%
Long-Term Municipal Bonds - 101.5%
Alabama - 1.3%
Jefferson Cnty AL GO
Series 04A
5.25%, 1/01/18-1/01/23	$3,900	$3,549,213
AGM Series 2004
5.50%, 1/01/21	1,000	946,560
Jefferson Cnty AL Swr
FGIC Series 02
5.00%, 2/01/41 (Pre-refunded/ETM)	375	397,196
FGIC Series 02B
5.00%, 2/01/41 (Pre-refunded/ETM)	625	663,919
Montgomery AL BMC Spl Care
Series 04C
5.25%, 11/15/29 (Pre-refunded/ETM)	2,190	2,483,131
Univ of Alabama at Birmingham Hosp
Series 08A
5.75%, 9/01/22	3,000	3,128,820

		11,168,839

Arizona - 2.6%
Arizona Hlth Fac Auth (Phoenix Children’s Hospital)
1.29%, 2/01/42 (a)	3,850	3,276,928
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,240	1,013,179
Estrella Mtn CFD AZ Desert Vlg
7.375%, 7/01/27	2,418	2,419,596
Phoenix AZ Civic Impt Corp. (Phoenix AZ Wastewater)
NPFGC Series 04
5.00%, 7/01/23	1,750	1,807,488
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	4,245	3,789,766
5.625%, 7/01/38	1,760	1,523,878
Pima Cnty AZ IDA (Horizon Learning Ctr)
Series 05
5.125%, 6/01/20	3,310	2,997,205
Queen Creek AZ ID #1
5.00%, 1/01/26	1,900	1,744,219
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
5.25%, 12/01/23	3,685	3,441,753
Sundance AZ CFD #1
Series 02
7.75%, 7/01/22	416	395,416

		22,409,428

California - 8.6%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	6,390	6,851,677

California GO
5.00%, 11/01/32	10,000	9,009,000
5.125%, 2/01/28 (Pre-refunded/ETM)	1,500	1,675,485
5.25%, 4/01/30	15	14,319
AGM Series 03
5.00%, 2/01/29	1,445	1,358,083
AMBAC
5.00%, 4/01/27	3,705	3,508,042
California Statewide CDA (Enloe Med Ctr)
6.25%, 8/15/28	1,715	1,745,819
Series 2008A
5.375%, 8/15/20	510	524,448
5.50%, 8/15/23	80	79,640
Chula Vista CA IDR (San Diego Gas & Elec Co.)
Series 96A
5.30%, 7/01/21	4,000	4,251,200
Golden St Tobacco Sec CA
XLCA Series 03B
5.50%, 6/01/33 (Pre-refunded/ETM)	2,000	2,195,340
Long Beach CA Bond Fin Auth (Aquarium of The Pacific)
AMBAC Series 2001
5.00%, 11/01/26	1,975	1,713,629
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	9,260	9,226,942
Los Angeles CA Harbor Dept
Series 2009C
5.25%, 8/01/24	17,205	17,984,042
Manteca CA USD GO
NPFGC Series 01
Zero Coupon, 9/01/31	11,910	2,596,023
Ontario CA Redev Fin Auth
NPFGC Series 93
5.80%, 8/01/23 (Pre-refunded/ETM)	1,000	1,079,840
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,910	1,763,388
San Diego Cnty CA Wtr Auth
AGM Series 08A
5.00%, 5/01/25	3,000	3,036,120
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010A
4.90%, 5/01/29	2,800	2,586,444
Tejon Ranch CA Pub Fac Fin CFD #2008-1
Series 2010A
7.375%, 9/01/40	2,820	2,672,768

		73,872,249

Colorado - 4.3%
Colorado Edl & Cultural Facs Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	480	401,448

Colorado HFA SFMR (Colorado HFA)
Series 99A-2
6.45%, 4/01/30	395	424,973
Colorado Hlth Fac Auth (Evangelical Luth Good Sam Soc)
5.25%, 6/01/19-6/01/23	2,200	2,224,241
Colorado Hlth Fac Auth (Parkview Medical Center)
Series 04
5.00%, 9/01/25	690	629,204
Denver CO Urban Renewal Auth (Stapleton)
Series 2010B-1
5.00%, 12/01/24-12/01/25	9,175	9,286,014
E-470 Pub Hwy Auth CO
5.25%, 9/01/25	2,900	2,632,765
5.375%, 9/01/26	3,600	3,232,764
Northwest Pkwy Pub Hwy Auth CO
AGM Series 01C
5.80%, 6/15/25 (Pre-refunded/ETM) (b)	9,000	10,337,760
Park Creek Met Dist CO
Series 05
5.50%, 12/01/30	1,900	1,719,120
PV Wtr & San Met Dist CO
Series 06
Zero Coupon, 12/15/17 (c)	3,122	1,092,700
Regional Trnsp Dist CO (Denver Transit Partners)
6.00%, 1/15/41	2,400	2,161,272
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	1,950	1,816,795
Todd Creek Farms Met Dist #1 CO
6.125%, 12/01/22 (c)(d)	1,210	544,500
Series 04
6.125%, 12/01/19 (c)	820	369,000

		36,872,556

Connecticut - 0.1%
Connecticut Hlth & Ed Fac Auth (Griffin Hospital)
RADIAN Series 05B
5.00%, 7/01/23	750	653,385

District of Columbia - 2.4%
District of Columbia (Catholic Univ of America)
5.00%, 10/01/34	700	626,185
District of Columbia (Friendship Pub Charter Sch)
ACA
5.00%, 6/01/26	1,000	809,660
District of Columbia Tax Incr
5.25%, 12/01/26	9,600	10,169,376
District of Columbia Wtr & Swr Auth
AGC Series 2008A
5.00%, 10/01/23	4,125	4,328,032
Washington DC Conv Ctr Ded Tax

AMBAC
5.00%, 10/01/23	5,000	5,051,200

		20,984,453

Florida - 10.5%
Beacon Tradeport CDD FL
Series 02B
7.25%, 5/01/33	1,005	975,734
Bonnet Creek Resort CDD FL
Series 02
7.25%, 5/01/18	4,000	3,872,880
Capital Trust Agy FL (Cargo Acquisition Group)
Series 02
6.25%, 1/01/19	455	440,927
Series 03
5.75%, 1/01/32	2,000	1,655,160
Collier Cnty FL IDA (Allete)
Series 96
6.50%, 10/01/25	705	707,291
Crossings at Fleming Is CDD FL
Series 00C
7.05%, 5/01/15	1,180	1,187,340
7.10%, 5/01/30	2,240	2,164,579
Dade Cnty FL HFA MFHR (Golden Lakes Apts)
Series 97A
6.00%, 11/01/32	250	240,585
6.05%, 11/01/39	750	719,018
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (c)(d)	1,445	476,850
Series 02B
6.625%, 5/01/33 (c)(d)	620	204,600
Florida HFC MFHR (Mystic Pointe II Apts)
Series 00
6.30%, 12/01/41	1,165	1,169,870
Florida HFC MFHR (Sable Chase Apts)
AGM Series 00
6.00%, 5/01/40	3,650	3,656,168
Florida HFC MFHR (Spring Harbor Apts)
Series 99C-1
5.90%, 8/01/39	2,455	2,223,248
Florida HFC MFHR (Waverly Apts)
AGM Series 00C-1
6.50%, 7/01/40	2,790	2,815,166
Hollywood FL Cmnty Redev Agy (Beach CRA)
XLCA
5.00%, 3/01/24	5,000	4,827,550
Indian Trace Dev Dist FL
NPFGC Series 05
5.00%, 5/01/22-5/01/23	2,480	2,348,078

Jacksonville FL EDC (Mayo Clinic Jacksonville)
Series 01C
5.50%, 11/15/36	6,750	6,703,357
Jacksonville FL Excise Tax
AMBAC Series 02B
5.00%, 10/01/26	3,925	4,007,543
Lee Cnty FL Port Auth Arpt (Southwest Florida Intl Airport)
AGM Series 00A
6.00%, 10/01/32	9,500	9,559,660
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32	2,500	2,067,975
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)
Series 01A
6.80%, 11/15/31	5,100	4,756,617
Miami-Dade Cnty FL Ed Fac Auth (Univ of Miami FL)
Series 08A
5.20%, 4/01/24	2,500	2,509,925
Miromar Lakes CDD FL
Series 00A
7.25%, 5/01/12	5,360	5,246,529
Northern Palm Beach Cnty FL ID #27-B
Series 02
6.40%, 8/01/32	1,040	930,977
Northern Palm Beach Cnty FL ID #43
6.10%, 8/01/21 (Pre-refunded/ETM)	510	528,911
Series 2001
6.10%, 8/01/21	30	28,529
Orange Cnty FL HFA MFHR (Loma Vista Apts)
Series 99G
5.50%, 3/01/32	2,000	1,754,420
Orlando FL Spl Assmt Conroy Rd
Series 98A
5.80%, 5/01/26	3,250	3,013,855
Pasco Cnty FL HFA MFHR (Pasco Woods Apts)
Series 99A
5.90%, 8/01/39	3,620	3,278,272
Pier Park CDD FL
Series 02-1
7.15%, 5/01/34	3,190	2,914,607
Preserve at Wilderness CDD FL
Series 02A
7.10%, 5/01/33	1,380	1,332,031
Tampa FL (Univ of Tampa FL)
RADIAN Series 02
5.625%, 4/01/32	3,175	3,069,971
Tara CDD FL
Series 00A
7.15%, 5/01/31	1,670	1,643,447
Village Ctr CDD FL
NPFGC
5.125%, 10/01/28	1,000	904,410

Volusia Cnty FL Ed Fac Auth (Embry-Riddle Aeronautical Univ)
Series 99A
5.75%, 10/15/29	2,000	1,983,980
West Palm Beach Cmnty Redev Agy
5.00%, 3/01/25-3/01/29	4,620	4,228,501

		90,148,561

Guam - 0.1%
Guam COP
Series 2010A
6.875%, 12/01/40	515	487,880

Illinois - 7.8%
Chicago IL Brd of Ed GO
AGM Series 07
5.00%, 12/01/24	15,000	14,504,700
Chicago IL GO
AGM Series 2010 3682
5.00%, 1/01/29 (e)	7,000	6,450,640
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	5,100	4,607,799
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	4,820	4,762,160
Chicago IL SA Lakeshore East
Series 03
6.75%, 12/01/32	1,749	1,549,299
Chicago IL Sales Tax
AGM Series 05
5.00%, 1/01/25	6,905	6,967,214
Chicago IL Tax Increment (Diversey/Narragansett Proj)
7.46%, 2/15/26	2,505	2,373,187
Gilberts IL SSA #1
Series 03
6.00%, 3/01/28	2,353	1,980,214
Hampshire IL SSA
5.80%, 3/01/26	2,281	1,921,469
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	2,250	2,132,370
Illinois Finance Auth (Illinois Institute of Technology)
Series 06A
5.00%, 4/01/31	750	544,268
Illinois Finance Auth (Park Place of Elmhurst)
Series 2010A
8.25%, 5/15/45	2,225	2,092,724
Illinois Sports Fac Auth Spl Tax
AMBAC Series 01
5.50%, 6/15/30	7,000	7,031,710
Manhattan SSA #2004-1 IL
Series 05
5.875%, 3/01/28	2,268	1,999,491
Matteson IL GO

8.00%, 12/01/29 (b)	3,350	2,358,568
Metro Pier & Expo Auth IL Spl Tax
NPFGC Series 02A
5.25%, 6/15/42	3,500	3,319,680
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	2,320	2,223,418

		66,818,911

Indiana - 1.2%
Franklin Twp IN Sch Bldg Corp.
AMBAC
5.00%, 7/15/21-7/15/22	6,625	6,858,963
Hendricks Cnty IN GO
5.50%, 7/15/23	1,165	1,213,266
Indiana Dev Fin Auth (Inland Steel Co.)
Series 97
5.75%, 10/01/11	1,825	1,841,936

		9,914,165

Iowa - 0.0%
Coralville IA BANS
Series 07C
5.00%, 6/01/18	240	254,664

Kansas - 0.1%
Lenexa KS Hlth Care Fac (Lakeview Village, Inc.)
5.25%, 5/15/22	1,260	987,248

Louisiana - 3.2%
De Soto Parish LA PCR (International Paper Co.)
Series A-2
5.00%, 10/01/12	2,200	2,271,786
Lafayette LA Communications
XLCA
5.25%, 11/01/20-11/01/23	8,765	9,093,818
Louisiana Agric Fin Auth (Louisiana Agric Fin Auth Lease)
5.25%, 9/15/17	1,130	1,073,545
Louisiana Loc Govt Envrn Fac & CDA (Cargo Acquisition Group)
Series 02
6.65%, 1/01/25	610	577,701
Louisiana Loc Govt Envrn Fac & CDA (Jefferson Parish LA)
Series 2009A
5.00%, 4/01/26	715	695,695
New Orleans LA GO
NPFGC Series 05
5.00%, 12/01/29	3,990	3,857,412
5.25%, 12/01/21	4,495	4,553,885
RADIAN
5.00%, 12/01/18-12/01/19	4,140	4,223,257
RADIAN Series A
5.00%, 12/01/22	1,060	1,055,251

		27,402,350

Maryland - 0.9%
Anne Arundel Cnty MD Spl Oblig (National Business Park North)
6.10%, 7/01/40	885	800,376
Maryland CDA SFMR (Maryland CDA)
Series 00A
6.10%, 7/01/38	6,285	6,286,257
Maryland Ind Dev Fin Auth (Medical Waste Assoc LP)
Series 89
8.75%, 5/15/11 (c)(d)	1,225	1,041,250

		8,127,883

Massachusetts - 3.0%
Massachusetts Dev Fin Agy (Emerson College)
Series A
5.50%, 1/01/30	4,750	4,662,172
Massachusetts Dev Fin Agy (Seven Hills Foundation)
RADIAN Series 99
5.15%, 9/01/28	6,035	4,942,001
Massachusetts GO
Series 02C
5.25%, 11/01/30 (Pre-refunded/ETM)	1,780	1,915,316
Massachusetts Hlth & Ed Facs Auth (Berkshire Health Sys)
RADIAN Series 01E
5.70%, 10/01/25	5,800	5,618,750
Massachusetts Hlth & Ed Facs Auth (Cape Cod Healthcare)
RADIAN Series 01C
5.25%, 11/15/31	1,600	1,366,432
Massachusetts Hlth & Ed Facs Auth (Caregroup, Inc.)
NPFGC Series 08
5.375%, 2/01/26	1,250	1,221,713
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	2,710	2,455,666
Massachusetts Port Auth (Delta Airlines, Inc.)
AMBAC Series 2001A
5.50%, 1/01/19	4,000	3,537,520

		25,719,570

Michigan - 2.2%
Detroit MI Wtr Supply Sys
AGM Series 2006A
5.00%, 7/01/24	9,980	9,788,484
Kalamazoo MI Fin Auth
FGIC Series 94A
9.735%, 6/01/11 (Pre-refunded/ETM) (f)	240	247,382
Kent MI Hosp Fin Auth (Metropolitan Hospital)
Series 2005A
5.25%, 7/01/30	1,650	1,359,534

5.75%, 7/01/25	710	644,566
Michigan HDA MFHR (Michigan HDA)
AMBAC Series 97A
6.10%, 10/01/33	235	234,984
Plymouth MI Ed Ctr Charter Sch
Series 05
5.375%, 11/01/30	2,000	1,575,860
Wayne State Univ MI
Series 2009
5.00%, 11/15/29	5,215	5,078,315

		18,929,125

Minnesota - 1.0%
Maple Grove MN Hlth Care Sys (Maple Grove Hospital)
5.00%, 5/01/22	1,350	1,347,597
Minneapolis MN (National Marrow Donor Prog)
4.875%, 8/01/25	1,285	1,173,064
Minneapolis MN Common Bond Fd
6.00%, 12/01/40	3,000	2,975,010
Shakopee MN Hlthcare Fac (St. Francis Reg Medical Ctr)
Series 04
5.10%, 9/01/25	2,700	2,579,526
St. Paul MN Hsg & Redev Auth (Healtheast)
Series 05
6.00%, 11/15/25	1,000	933,150

		9,008,347

Mississippi - 1.8%
Mississippi Dev Bank (Mississippi Lease Dept of Corrections)
5.25%, 8/01/27	15,000	15,167,550

Missouri - 2.2%
Kansas City MO IDA Arpt (Cargo Acquisition Group)
Series 02
6.25%, 1/01/30	1,930	1,712,971
Kansas City MO Spl Oblig (Kansas City MO Lease - Dntn Arena)
Series 08C
5.00%, 4/01/28	14,000	13,699,280
Missouri Dev Finance Brd (Crackerneck Creek MO Tax Alloc)
Series 05C
5.00%, 3/01/26	1,000	945,030
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	1,880	1,644,060
Riverside MO IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	650	589,342

		18,590,683

Nevada - 6.8%
Carson City NV Hosp (Carson Tahoe Hospital)
RADIAN Series 03A
5.125%, 9/01/29	4,800	3,989,712
Clark Cnty NV Airport PFC (McCarran Airport)
5.25%, 7/01/18	9,090	9,927,916
Clark Cnty NV GO
AMBAC Series 2006
5.00%, 11/01/23	13,250	13,621,663
Clark Cnty NV SD GO
NPFGC-RE
5.00%, 6/15/22	5,720	5,895,947
Las Vegas NV Wtr Dist
NPFGC-RE Series 05
5.00%, 6/01/27	5,000	5,048,050
Nevada GO
NPFGC-RE Series 2007B
5.00%, 12/01/25	5,800	5,856,376
Nevada Sys Hgr Ed (Univ of Nevada)
AMBAC Series 2005B
5.00%, 7/01/26	6,715	6,671,957
AMBAC Series B
5.00%, 7/01/25	6,985	7,005,815

		58,017,436

New Hampshire - 0.9%
New Hampshire Bus Fin Auth (Public Service New Hampshire)
Series 93E
6.00%, 5/01/21	4,000	4,050,480
New Hampshire Hlth & Ed Fac Auth (Covenant Health Sys)
Series 04
5.375%, 7/01/24	1,680	1,658,614
New Hampshire Hlth & Ed Fac Auth (Dartmouth Hitchcock Oblig Grp)
AGM Series 02
5.50%, 8/01/27	2,250	2,308,680

		8,017,774

New Jersey - 1.6%
Morris-Union NJ Jt Comm COP
RADIAN Series 04
5.00%, 5/01/27	5,175	4,687,049
New Jersey Ed Fac Auth
AMBAC Series 02A
5.125%, 9/01/22 (Pre-refunded/ETM)	2,500	2,675,325
New Jersey EDA (New Jersey Lease Sch Fac)
Series 05
5.25%, 3/01/25	6,200	6,249,476

		13,611,850

New Mexico - 1.3%
Clayton NM Jail Proj
CIFG NA

5.00%, 11/01/25-11/01/27	13,095	11,370,792

New York - 2.9%
Erie Cnty NY IDA (Buffalo NY SD GO)
AGM Series 04
5.75%, 5/01/25-5/01/26	5,100	5,285,157
New York NY GO
5.125%, 12/01/27 (e)	1,000	1,012,850
5.25%, 9/01/23	5,000	5,284,350
Series 04G
5.00%, 12/01/23	895	924,499
Series 2003A
5.50%, 8/01/21 (Pre-refunded/ETM)	625	696,088
5.50%, 8/01/21	4,375	4,663,137
Series 2003I
5.75%, 3/01/17 (Pre-refunded/ETM)	420	463,121
Series 2007
5.00%, 1/01/23	1,000	1,043,050
New York NY IDA (Lycee Francais)
Series 02C
6.80%, 6/01/28	2,500	2,578,600
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,760	1,819,682
New York St HFA (New York St Pers Income Tax)
NPFGC-RE Series 05A
5.00%, 9/15/25	1,200	1,224,516
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (c)(d)	1,188	12

		24,995,062

North Carolina - 0.4%
Iredell Cnty NC COP (Iredell Cnty Sch Proj)
AGM Series 08
5.25%, 6/01/22	920	974,979
North Carolina Eastern Mun Pwr Agy
AMBAC Series 05A
5.25%, 1/01/20	1,000	1,028,680
North Carolina Med Care Comm (Pennybyrn at Maryfield)
6.00%, 10/01/23	1,895	1,609,746

		3,613,405

North Dakota - 0.2%
Ward Cnty ND Hlth Care Fac (Trinity Health)
Series 2006
5.125%, 7/01/18-7/01/20	2,065	2,065,283

Ohio - 3.0%
Cleveland OH Inc Tax (Cleveland Police & Fire Pension)
5.25%, 5/15/24	5,500	5,746,400

Cleveland OH Pub Pwr Sys
NPFGC-RE Series 06A
5.00%, 11/15/18	2,835	3,003,938
Cuyahoga Cnty OH Port Auth (University Square Proj)
Series 01
7.35%, 12/01/31	8,400	8,249,640
Hamilton Cnty OH Sales Tax
AMBAC Series B
5.25%, 12/01/32	1,440	1,394,453
Toledo-Lucas Cnty OH Port Auth (CSX Corp., Inc.)
Series 92
6.45%, 12/15/21	6,730	7,264,429

		25,658,860

Oregon - 0.5%
Forest Grove OR (Pacific Univ)
RADIAN Series 05A
5.00%, 5/01/28	2,995	2,643,357
Oregon Hsg & Cmnty Svc SFMR (Oregon Hsg & Cmnty Svc)
Series 02B
5.45%, 7/01/32	1,585	1,506,210

		4,149,567

Pennsylvania - 3.3%
Allegheny Cnty PA Hgr Ed Auth (Carnegie Mellon University)
Series 02
5.50%, 3/01/28	5,665	5,729,694
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 07A
5.00%, 11/15/17	4,200	3,612,924
Montgomery Cnty PA Hgr Ed Fac (Abington Memorial Hosp)
Series 02A
5.125%, 6/01/32	2,000	1,799,800
Montgomery Cnty PA IDA (New Regional Medical Ctr)
5.25%, 8/01/33	4,735	4,583,243
Pennsylvania IDA (Pennsylvania SRF)
Series 08A
5.50%, 7/01/23	3,940	4,125,101
Philadelphia PA IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	1,030	810,971
Pittsburgh & Allegheny PA Sports & Exhibition Auth (Pittsburgh-Allegheny Cnty PA Sales Tax)
AGM
5.00%, 2/01/31	6,925	6,745,643
South Central Gen Auth PA
NPFGC Series 01
5.25%, 5/15/31 (Pre-refunded/ETM)	685	698,001

Susquehanna PA Arpt Fac (Aero Harrisburg LLC)
Series 99
5.50%, 1/01/24	460	344,200

		28,449,577

Puerto Rico - 1.4%
Puerto Rico GO
5.25%, 7/01/23	1,700	1,622,072
Series 01A
5.50%, 7/01/19	1,000	1,029,790
Series 03A
5.25%, 7/01/23	500	502,555
Series 04A
5.25%, 7/01/19	2,880	2,946,557
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	512,455
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	1,065	1,074,148
Univ of Puerto Rico
Series 06Q
5.00%, 6/01/19-6/01/20	4,460	4,439,390

		12,126,967

Rhode Island - 0.6%
Rhode Island EDC (Providence Place Mall)
RADIAN Series 00
6.125%, 7/01/20	5,500	5,193,540

South Carolina - 0.9%
Dorchester Cnty SC SD #2 Lease
Series 06
5.00%, 12/01/30	1,500	1,441,515
AGC
5.00%, 12/01/29	400	388,104
Newberry Inv IN Children SC (Newberry Cnty SC SD Lease)
AGC Series 05
5.00%, 12/01/27	6,225	5,808,921

		7,638,540

Tennessee - 0.2%
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 06C
5.00%, 9/01/22	1,990	1,842,760
5.25%, 9/01/26	275	249,381

		2,092,141

Texas - 12.3%
Alvin TX ISD GO
Series 2004B
5.00%, 2/15/28	1,290	1,331,306
Bexar Cnty TX Hlth Fac Dev (Army Retirement Residence)
5.00%, 7/01/27	475	420,323

Camino Real Regl Mob Auth TX
5.00%, 2/15/21-2/15/22	4,270	4,212,233
Series 2008
5.00%, 8/15/21	1,790	1,771,205
Corpus Christi TX Gen Arpt
AGM Series 00B
5.375%, 2/15/30	7,100	7,120,661
Dallas Fort Worth TX Intl Arpt
NPFGC-RE Series 01
5.50%, 11/01/35	13,400	12,557,006
Ector Cnty TX ISD GO
5.25%, 8/15/27	160	167,283
El Paso Cnty TX Hosp Dist GO
AGC Series 2008A
5.00%, 8/15/23	5,000	5,206,800
Garza Cnty Pub Fac Corp. (Garza Cnty TX Lease Corr Fac)
5.50%, 10/01/19	535	498,599
Grapevine TX Arpt Fac (Cargo Acquisition Group)
6.50%, 1/01/24	930	871,336
Guad Blanco River Auth TX
NPFGC Series 04A
5.00%, 8/15/24	1,895	1,912,491
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
5.25%, 7/01/28	5,700	5,077,788
Hidalgo Cnty TX Hlth Fac Svcs (Mission Hospital, Inc.)
Series 05
5.00%, 8/15/14-8/15/19	730	748,138
Houston TX IDC (Cargo Acquisition Group)
Series 02
6.375%, 1/01/23	2,990	2,792,421
Laredo TX ISD Lease
AMBAC Series 04A
5.00%, 8/01/24	1,000	1,002,900
Magnolia TX ISD GO
5.00%, 8/15/20	6,165	6,719,603
North Texas Hgr Ed Auth
AGM Series 07
5.00%, 9/01/24	1,000	983,520
San Antonio TX Elec & Gas
5.00%, 2/01/25 (Pre-refunded/ETM)	65	73,518
5.00%, 2/01/25	2,435	2,504,154
Series 08
5.00%, 2/01/26	6,830	7,124,510
Series 2009A
5.25%, 2/01/24	3,260	3,534,166
San Antonio TX GO
Series 02
5.00%, 2/01/22-2/01/23	4,545	4,656,658
Seguin Hgr Ed Fac Corp. TX (Texas Lutheran Univ)
Series 04
5.25%, 9/01/28	1,000	911,070
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.50%, 11/15/22	2,210	2,016,183

Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj)
8.125%, 11/15/44	2,150	2,039,060
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
8.00%, 11/15/28	2,000	1,914,000
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	9,040	9,138,355
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	2,280	2,286,566
Texas Turnpike Auth (Texas Turnpike)
AMBAC Series 02A
5.50%, 8/15/39	9,500	8,419,090
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth)
5.25%, 7/01/26	2,000	1,764,100
Wichita TX ISD GO
Series 2007
5.00%, 2/01/27	6,000	6,255,240

		106,030,283

Utah - 0.4%
Intermountain Pwr Agy UT
Series 2008A
5.25%, 7/01/23	2,750	2,828,155
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	840	823,116

		3,651,271

Virginia - 0.1%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	505	491,936

Washington - 9.7%
Clark Cnty WA PUD #1
5.00%, 1/01/23	12,635	12,706,640
Energy Northwest WA (Bonneville Power Admin)
Series 2006
5.00%, 7/01/24	4,055	4,232,366
AMBAC
5.00%, 7/01/21	11,470	11,792,192
FYI Properties (Washington St Lease Dept Info Svc Proj)
5.25%, 6/01/26	4,000	4,037,280
Series 2009
5.00%, 6/01/27	615	604,188
King Cnty WA SD #414 GO
NPFGC
5.00%, 12/01/24	4,500	4,743,585
Spokane WA GO
AMBAC
5.00%, 12/01/22	7,940	8,346,925
Tacoma WA Refuse Util
XLCA Series 06
5.00%, 12/01/18	3,615	3,853,301

Washington St GO
5.00%, 7/01/24-8/01/28 (e)	18,000	18,726,660
AMBAC
5.00%, 1/01/24	5,000	5,225,300
NPFGC-RE
5.00%, 1/01/27	6,380	6,527,059
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,490	2,254,805

		83,050,301

West Virginia - 0.9%
Fairmont WV St College
NPFGC-RE Series 02A
5.375%, 6/01/27	2,500	2,517,575
West Virginia EDA (West Virginia Lottery)
Series 2010A
5.00%, 6/15/35	5,000	4,815,650

		7,333,225

Wisconsin - 0.8%
Milwaukee WI (Cargo Acquisition Group)
Series 02
6.50%, 1/01/25	1,930	1,802,716
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys)
5.25%, 8/15/20	5,000	4,857,600

		6,660,316

Total Investments - 101.5% (cost $901,868,561) (g)		871,735,973
Other assets less liabilities - (1.5)%		(12,961,073)

Net Assets - 100.0%		$858,774,900

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Merrill Lynch	$4,745	2/12/12	SIFMA	*	3.548%		$187,175
Merrill Lynch	6,300	10/21/16	SIFMA	*	4.129%		733,531
Merrill Lynch	2,500	7/30/26	4.090%		SIFMA	*	(250,255)
Merrill Lynch	2,500	11/15/26	4.378%		SIFMA	*	(344,952)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Floating Rate Security. Stated interest rate was in effect at January 31, 2011.

(b)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(f)	Variable rate coupon, rate shown as of January 31, 2011.
(g)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $9,124,664 and gross unrealized depreciation of investments was $(39,257,252), resulting in net unrealized depreciation of $(30,132,588).

As of January 31, 2011, the Fund held 39.6% of net assets in insured bonds (of this amount 5.4% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
CIFG NA	-	CIFG Assurance North America Inc.
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HDA	-	Housing Development Authority
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
ID	-	Improvement District
IDA	-	Industrial Development Authority/Agency
IDC	-	Industrial Development Corporation
ISD	-	Independent School District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PCR	-	Pollution Control Revenue Bond
PFC	-	Passenger Facility Charge
PUD	-	Public Utility District
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SRF	-	State Revolving Fund
SSA	-	Special Services Area
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - National Portfolio

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$871,735,973	$—	$871,735,973

Total Investments in Securities	—	871,735,973	—	871,735,973
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	920,706	—	920,706
Liabilities
Interest Rate Swap Contracts	—	(595,207)	—	(595,207)

Total	$—	$872,061,472	$—	$872,061,472

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund - High Income Municipal Portfolio

Portfolio of Investments

January 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 109.3%
Long-Term Municipal Bonds - 109.3%
Alabama - 1.1%
Selma AL IDB (International Paper Co.)
Series 2010A
5.80%, 5/01/34	$4,615	$4,488,318

Arizona - 4.6%
Downtown Phoenix Hotel Corp.
FGIC Series 2005A
5.00%, 7/01/40	6,930	5,096,391
Pima Cnty AZ IDA (American Charter Sch Fdntn)
Series 2007A
5.50%, 7/01/26	2,105	1,879,260
5.625%, 7/01/38	3,825	3,311,838
Salt Verde Fin Corp. Gas (Citigroup, Inc.)
Series 2007
5.00%, 12/01/37	10,240	8,600,883

		18,888,372

California - 11.9%
Bay Area Toll Authority CA
Series 2006F
5.00%, 4/01/25 (a)	7,570	7,689,833
California Ed Fac Auth (California Clg of Arts)
5.00%, 6/01/30	1,140	1,002,208
California GO
5.00%, 12/01/37	705	623,446
5.60%, 3/01/36	700	677,096
California Municipal Fin Auth (Community Hospital of Central CA)
5.50%, 2/01/39	2,000	1,642,240
California Statewide CDA (Daughters of Charity Hlth Sys)
Series 2005A
5.00%, 7/01/39	1,800	1,358,424
5.25%, 7/01/30	2,995	2,518,406
California Statewide CDA (Thomas Jefferson Sch Law)
Series 2008A
7.25%, 10/01/38	4,650	4,498,782
Chino CFD CA #2009-1
6.75%, 9/01/40	1,000	955,700
Compton CA CRA (Compton CA Tax Alloc)
Series 2010A
5.50%, 8/01/30	2,635	2,215,534
Series 2010B
5.00%, 8/01/25	1,420	1,214,810
Golden St Tobacco Sec CA (Golden St Tob Securitization)
Series 2007A-1
5.125%, 6/01/47	6,390	3,780,388
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)

Series 2010B
5.00%, 5/15/31	7,230	6,762,291
Los Angeles CA Regl Arpts Impt Corp (American Airlines, Inc.)
Series 2002C
7.50%, 12/01/24	4,625	4,612,466
Los Angeles CA USD GO
Series 2010 KRY
5.25%, 7/01/25 (a)	1,000	1,011,050
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
6.00%, 3/01/36	450	403,952
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
6.00%, 9/01/30	1,235	1,159,294
San Francisco City/Cnty CA COP
Series 2009A
5.00%, 4/01/29	3,115	2,961,337
Tejon Ranch CA Pub Fac Fin CFD #2008-1
Series 2010A
7.375%, 9/01/40	2,000	1,895,580
Turlock CA Hlth Fac COP (Emanuel Medical Center)
5.375%, 10/15/34	2,225	1,779,021

		48,761,858

Colorado - 3.0%
Colorado Hlth Fac Auth (American Baptist Homes of The Midwest)
Series 2009A
7.75%, 8/01/39	965	973,936
E-470 Pub Hwy Auth CO
5.25%, 9/01/25	600	544,710
5.375%, 9/01/26	3,800	3,412,362
Fitzsimons Vlg Met Dist #1
Series 2010A
7.50%, 3/01/40	1,500	1,438,455
Park Creek Met Dist CO
5.50%, 12/01/37	2,300	2,022,712
Regional Transportation District (Denver Transit Partners)
6.00%, 1/15/41	1,600	1,440,848
Three Springs Metro District #3 CO
Series 2010
7.75%, 12/01/39	2,550	2,375,810

		12,208,833

District of Columbia - 2.0%
District of Columbia Pers Income Tax
5.00%, 12/01/26 (a)	8,000	8,282,960

Florida - 3.8%
Lee Cnty FL IDA (Shell Point/Alliance Oblig Group)
5.00%, 11/15/22-11/15/32	2,600	2,172,393
Miami Beach FL Hlth Fac Auth (Mt. Sinai Medical Center FL)

5.375%, 11/15/28	1,130	908,429
Series 2004
6.75%, 11/15/21	3,180	3,184,802
Mid-Bay Bridge Auth FL
Series 2011A
7.25%, 10/01/40 (b)	4,000	3,946,640
St. John’s Cnty FL IDA (Presbyterian Retirement Svc)
Series 2010A
5.875%, 8/01/40	4,000	3,733,040
Volusia Cnty FL Ed Fac Auth (Embry-Riddle Aeronautical Univ)
RADIAN Series 2005
5.00%, 10/15/35	1,840	1,608,657

		15,553,961

Georgia - 1.4%
De Kalb Cnty GA Hosp Auth (De Kalb Medical Center)
6.125%, 9/01/40	6,100	5,643,293

Guam - 0.2%
Guam COP
Series 2010A
6.875%, 12/01/40	910	862,079

Idaho - 1.0%
Idaho Hsg & Fin Assn (Battelle Energy Alliance LLC TDF Proj)
Series 2010A
7.00%, 2/01/36	4,000	3,903,320

Illinois - 11.4%
Chicago IL GO
AGM Series 2010 3682
5.00%, 1/01/29 (a)	3,000	2,764,560
Chicago IL O’Hare Intl Arpt (O’Hare Intl Arpt)
Series 2010B
5.00%, 1/01/26	1,285	1,217,229
Chicago IL Recovery Zone (BP PLC)
6.125%, 12/01/18	3,215	3,176,420
Chicago IL Tax Increment (Metramarket Chicago Proj)
Series 2010A
6.87%, 2/15/24	1,309	1,330,012
Illinois Finance Auth (Elmhurst Mem Healthcare)
Series 2008A
5.625%, 1/01/37	6,595	5,607,003
Illinois Finance Auth (Greenfields of Geneva)
Series 2010A
8.25%, 2/15/46	4,000	3,790,880
Illinois Finance Auth (Illinois Institute of Technology)
5.00%, 4/01/19	2,980	2,562,144
Illinois Finance Auth (Navistar International Corp.)

6.50%, 10/15/40	1,900	1,894,794
Illinois Finance Auth (OSF Healthcare Sys)
6.00%, 5/15/39	6,000	5,584,140
Illinois Finance Auth (Park Place of Elmhurst)
Series 2010A
8.125%, 5/15/40	1,250	1,173,938
8.25%, 5/15/45	2,775	2,610,026
Illinois Finance Auth (Provena Health)
Series B
6.00%, 5/01/34	2,025	1,843,439
Illinois Finance Auth (Swedish Covenant Hospital)
6.00%, 8/15/38	3,360	3,125,606
Illinois Finance Auth (The Admiral at The Lake)
Series 2010A
8.00%, 5/15/46	4,800	4,567,488
Matteson IL GO
8.00%, 12/01/29 (c)	5,000	3,520,250
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	1,885	1,806,528

		46,574,457

Indiana - 1.4%
Indiana Finance Auth (Kings Daughters Hospital)
5.50%, 8/15/40	6,000	4,807,560
Indiana Hlth Fac Fin Auth (Community Fndtn of Northwest Indiana)
5.50%, 3/01/37	1,305	1,114,522

		5,922,082

Kansas - 1.0%
Wyandotte Cnty/Kansas City KS Uni Govt (Wyandotte Cnty/Kansas City KS Sales Tax)
Series 2010B
Zero Coupon, 6/01/21	7,600	3,980,956

Kentucky - 1.5%
Kentucky Econ Dev Fin Auth (Owensboro Med Hlth Sys)
6.375%, 3/01/40	2,000	1,845,440
Series 2010 A
6.00%, 6/01/30	3,540	3,298,572
Series 2010A
6.375%, 6/01/40	1,000	922,460

		6,066,472

Louisiana - 5.8%
Louisiana Gas & Fuels Tax
5.00%, 5/01/27-5/01/29 (a)	10,000	10,099,100
Louisiana Loc Govt Envrn Fac & CDA (Women’s Hospital Foundation)
5.625%, 10/01/30	1,200	1,105,488
Series 2010A
5.875%, 10/01/40	3,000	2,696,730

6.00%, 10/01/44	1,740	1,575,657
Louisiana Pub Fac Auth (Ochsner Clinic Fndtn)
Series 2007A
5.25%, 5/15/38	2,200	1,751,816
5.375%, 5/15/43	7,925	6,275,570

		23,504,361

Maryland - 0.2%
Anne Arundel Cnty MD Spl Oblig (National Business Park North)
6.10%, 7/01/40	1,000	904,380

Massachusetts - 2.2%
Massachusetts Dev Fin Agy (Boston Architectural College)
ACA Series 2006
5.00%, 1/01/37	335	236,383
Massachusetts Hlth & Ed Facs Auth (Mass Eye & Ear Infirmary)
Series 2010C
5.375%, 7/01/35	1,550	1,404,532
Massachusetts Port Auth (Delta Airlines, Inc.)
AMBAC Series 2001A
5.00%, 1/01/27	1,355	991,467
5.50%, 1/01/13-1/01/19	6,800	6,265,865

		8,898,247

Michigan - 4.3%
Kent MI Hosp Fin Auth (Metropolitan Hospital)
Series 2005A
5.75%, 7/01/25	875	794,360
6.00%, 7/01/35	1,310	1,163,228
Michigan Hosp Fin Auth (Henry Ford Hlth Sys)
Series 2006A
5.25%, 11/15/46	6,800	5,698,060
Michigan Pub Edl Fac Auth (Dr. Joseph F. Pollack - Pace)
8.00%, 4/01/30	1,195	1,221,995
Series 2010
8.00%, 4/01/40	500	508,665
Wayne County Airport Authority (Detroit Metro Wayne Cnty Arpt)
5.00%, 12/01/14	4,000	4,196,920
NPFGC-RE
5.00%, 12/01/27	4,630	3,909,803

		17,493,031

Minnesota - 2.1%
Cottage Grove MN Sr Hsg (PHS Cottage Grove, Inc.)
Series 2006A
6.00%, 12/01/46	1,775	1,482,906
Minneapolis MN (National Marrow Donor Prog)
4.875%, 8/01/25	1,145	1,045,259

St Paul Housing & Redev Auth (Healtheast)
Series 2005
6.00%, 11/15/30	1,580	1,396,578
St. Louis Park MN Hlth Care Facs (Park Nicollet Health Svcs)
Series 2009
5.75%, 7/01/39	3,000	2,843,430
Washington Cnty MN Hsg & Redev Auth (Healtheast)
5.50%, 11/15/27	2,000	1,727,520

		8,495,693

Missouri - 0.3%
Missouri Hlth & Ed Fac Auth (Lutheran Senior Svcs)
5.50%, 2/01/42	1,520	1,329,240

New Jersey - 3.4%
New Jersey EDA (Continental Airlines)
6.25%, 9/15/29	3,900	3,475,407
6.40%, 9/15/23	3,000	2,838,510
Series 1999
6.25%, 9/15/19	375	356,528
New Jersey Hlth Care Fac Fin Auth (Holy Name Hospital)
5.00%, 7/01/25	1,900	1,658,415
Tobacco Settlement Financing Corp.
Series 2007 1A
4.75%, 6/01/34	3,000	1,814,250
5.00%, 6/01/41	6,265	3,761,819

		13,904,929

New York - 10.9%
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	1,865	1,802,187
6.70%, 1/01/43	2,190	1,954,444
New York NY GO
5.125%, 12/01/27 (a)	7,340	7,434,319
New York NY IDA (American Airlines, Inc.)
7.75%, 8/01/31	2,000	2,083,000
8.00%, 8/01/28	5,550	5,842,762
Series 2005
7.50%, 8/01/16	1,110	1,135,963
7.625%, 8/01/25	565	585,267
New York NY Mun Wtr Fin Auth
Series 2010BB
5.00%, 6/15/30 (a)	10,000	10,021,700
New York St Dormitory Auth (New York St Pers Income Tax)
Series 2009A
5.00%, 2/15/29 (a)	7,500	7,583,925

Port Authority of NY & NJ (Delta Airlines, Inc.)
6.00%, 12/01/42	2,285	2,170,064
Suffolk Cnty NY EDC (Peconic Landing at Southold)
6.00%, 12/01/40	1,000	923,300
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	50	47,458
Westchester Cnty Hlth Care Corp. NY
Series 2010B
5.00%, 11/01/14	3,000	3,135,030

		44,719,419

North Carolina - 0.5%
North Carolina Med Care Comm (Pennybyrn at Maryfield)
6.00%, 10/01/23	1,580	1,342,163
Series A
6.125%, 10/01/35	1,000	756,320

		2,098,483

Ohio - 3.8%
Buckeye OH Tob Stlmnt Fin Auth
Series 2007A-2
5.875%, 6/01/47	4,125	2,696,265
Butler Cnty OH Hosp Fac (UC Health)
5.50%, 11/01/40	6,750	5,787,315
County of Erie (Firelands Regional Med Ctr)
5.25%, 8/15/46	3,710	2,894,394
Erie Cnty OH Hosp (Firelands Regional Med Ctr)
Series 2002A
5.625%, 8/15/32	2,225	1,949,723
Series 2006A
5.00%, 8/15/36	1,290	1,014,314
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	1,250	1,249,837

		15,591,848

Pennsylvania - 3.9%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 2007A
5.375%, 11/15/40	8,940	5,961,997
Allegheny Cnty PA IDA (United States Steel Corp.)
6.75%, 11/01/24	2,875	2,970,335
Cumberland Cnty PA Mun Auth (Asbury Atlantic, Inc.)
6.125%, 1/01/45	3,520	3,077,712
Montgomery Cnty PA IDA (Presbyterian Homes, Inc.)
6.50%, 12/01/25	4,000	3,888,520

		15,898,564

Puerto Rico - 0.6%
Puerto Rico Elec Pwr Auth
Series 2010ZZ
5.25%, 7/01/23	2,455	2,452,668

Rhode Island - 0.7%
Tobacco Settlement Financing Corp. (Rhode Island Tobacco Asset Sec)
6.25%, 6/01/42	3,160	2,770,562

South Dakota - 0.2%
Sioux Falls SD Hlth Fac (Rummel Memorial Home, Inc.)
5.00%, 11/15/26	1,020	797,344

Tennessee - 1.7%
Johnson City TN Hlth & Ed (Mountain States Health Alliance/TN)
5.50%, 7/01/36	6,450	5,503,850
Sullivan Cnty TN Hlth & Hfb (Wellmont Hlth Sys Proj)
Series 2006C
5.25%, 9/01/36	1,575	1,329,284

		6,833,134

Texas - 12.2%
Austin TX Convention Ctr Enterprise
Series 2006B
6.00%, 1/01/20 (d)	1,195	1,185,177
Brazos River TX Hbr Nav Dist (Dow Chemical Co.)
Series 2008A
5.95%, 5/15/33	5,000	4,873,100
Harrison Cnty TX Hlth Fac Dev Corp. (Good Shepherd Hlth Sys)
5.25%, 7/01/28	3,800	3,385,192
Houston TX Arpt Sys (Continental Airlines)
6.75%, 7/01/29	2,300	2,181,688
7.00%, 7/01/29	3,585	3,490,822
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Buckingham Senior Living)
5.25%, 11/15/16	750	734,580
5.50%, 11/15/22	4,000	3,649,200
Tarrant Cnty TX Cult Ed Fac Fin Corp. (MRC Crestview Proj)
8.125%, 11/15/44	3,000	2,845,200
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Northwest Sr Hsg Corp. - Edgemere Proj)
Series 2006A
6.00%, 11/15/36	2,500	2,205,825
Tarrant Cnty TX Cult Ed Fac Fin Corp. (Stayton at Museum Way)
8.00%, 11/15/28	2,000	1,914,000
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	7,450	7,531,056
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)

6.875%, 12/31/39	6,450	6,468,576
Texas St Pub Fin Auth Charter Sch Fin Corp. (Cosmos Fndtn, Inc.)
Series 2010A
6.20%, 2/15/40	5,000	4,657,700
Tyler TX Hlth Fac Dev Corp. (Mother Frances Hosp Reg Hlth)
5.00%, 7/01/33	2,400	1,888,056
Series 2007B
5.00%, 7/01/37	3,520	2,715,575

		49,725,747

Utah - 2.3%
Timber Lakes UT Wtr Spl Svc Dist
8.125%, 6/15/31	4,000	3,919,600
Utah St Charter Sch Fin Auth (Early Light Academy)
8.50%, 7/15/46	2,000	1,960,400
Utah St Charter Sch Fin Auth (Hawthorn Academy)
8.25%, 7/15/46	2,000	1,905,640
Utah St Charter Sch Fin Auth (North Star Academy)
Series 2010A
7.00%, 7/15/45	1,840	1,768,442

		9,554,082

Virginia - 0.9%
Tobacco Settlement Financing Corp.
Series 2007B1
5.00%, 6/01/47	6,240	3,546,691

Washington - 8.5%
Seattle WA Mun Light & Pwr
Series 2010B
5.00%, 2/01/25 (a)	7,500	7,814,325
Series 2011 3859
1.00%, 2/01/19 (b)(d)(e)	2,500	2,712,450
Washington St
5.00%, 7/01/24-7/01/25	15,000	15,777,650
Washington St GO
5.00%, 8/01/28 (a)	6,000	6,001,410
Washington St HFC (Skyline at First Hill Proj)
Series 2007A
5.625%, 1/01/27-1/01/38	3,425	2,250,650

		34,556,485

Wisconsin - 0.5%
Wisconsin Hlth & Ed Fac Auth (Wheaton Franciscan Hlthcare Sys)
5.125%, 8/15/33	845	696,423
5.25%, 8/15/34	1,090	907,458
Series 2006B

5.125%, 8/15/26	400	353,852

		1,957,733

Total Investments - 109.3% (cost $476,705,420) (f)		446,169,602
Other assets less liabilities - (9.3)%		(37,909,371)

Net Assets - 100.0%		$408,260,231

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
JPMorgan
Chase Bank NA	$15,000	5/15/24	2.942%		SIFMA *	$539,265
JPMorgan
Chase Bank NA	8,500	7/9/25	SIFMA	*	3.167%	(90,292)
Morgan Stanley	2,500	3/17/22	SIFMA	*	3.072%	29,018
Morgan Stanley	3,000	6/11/22	SIFMA	*	2.965%	(21,089)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

CREDIT DEFAULT SWAP CONTRACTS ON INDICES

Swap Counterparty & Referenced Obligation	Fixed Deal (Pay) Receive Rate	Implied Credit Spread at January 31, 2011	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Morgan Stanley: CDX- NAHYS
5.00% 6/20/15, 6/20/15*	5.00%	3.68%	$7,000	$350,000	$(345,445)	$737,250
Morgan Stanley: CDX- NAHYS
5.00% 6/20/15, 6/20/15*	5.00	3.68	5,000	250,000	(131,138)	411,000

*	Termination date

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	When-Issued or delayed delivery security.
(c)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate market value of these securities amounted to $3,897,627 or 1.0% of net assets.
(e)	Variable rate coupon, rate shown as of January 31, 2011.
(f)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $725,500 and gross unrealized depreciation of investments was $(31,261,318), resulting in net unrealized depreciation of $(30,535,818).

As of January 31, 2011, the Fund held 5.1% of net assets in insured bonds (of this amount 0.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
EDA	-	Economic Development Agency
EDC	-	Economic Development Corporation
FGIC	-	Financial Guaranty Insurance Company
GO	-	General Obligation
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
IDB	-	Industrial Development Board
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
USD	-	Unified School District

AllianceBernstein Municipal Income Fund - High Income Municipal Portfolio

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$2,712,450	$443,457,152	$—	$446,169,602

Total Investments in Securities	2,712,450	443,457,152	—	446,169,602
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	568,283	—	568,283
Credit Default Swap Contracts	—	1,148,250	—	1,148,250
Liabilities
Interest Rate Swap Contracts	—	(111,381)	—	(111,381)

Total	$2,712,450	$445,062,304	$—	$447,774,754

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund - California Portfolio

Portfolio of Investments

January 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 101.0%
Long-Term Municipal Bonds - 101.0%
California - 92.2%
Acalanes CA UHSD GO
AGM Series 05B
5.25%, 8/01/24	$5,000	$5,307,550
Banning CA Util Auth Wtr
NPFGC-RE Series 05
5.25%, 11/01/30	8,405	7,839,007
Bay Area Toll Auth CA
Series 2009F1
5.25%, 4/01/27	7,500	7,674,300
Beaumont CA Fing Auth
AMBAC Series C
5.00%, 9/01/26	3,305	2,885,331
Butte-Glenn CCD CA GO
NPFGC Series 05B
5.00%, 8/01/25	3,620	3,634,444
California Dept Vets Aff SFMR
AMBAC Series 02A
5.35%, 12/01/27	22,320	22,390,754
California Dept Wtr Res Cen Vy
Series 2008AE
5.00%, 12/01/27	1,000	1,015,250
California Dept Wtr Res Wtr
5.00%, 12/01/24	5,000	5,201,750
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	5,725	6,138,631
California Ed Fac Auth (California Clg of Arts)
Series 01
5.875%, 6/01/30	2,200	2,151,358
California Ed Fac Auth (Univ of The Pacific)
5.00%, 11/01/21	990	1,031,471
Series 04
5.00%, 11/01/20	1,000	1,035,450
5.25%, 5/01/34	1,000	921,100
California GO
5.00%, 8/01/22-2/01/32	21,600	20,385,324
5.125%, 6/01/31	20	18,602
5.25%, 2/01/30 (Pre-refunded/ETM)	45	47,187
5.25%, 2/01/30-4/01/30	10,475	10,002,467
5.30%, 4/01/29	5	4,824
Series 03
5.25%, 2/01/24	3,500	3,516,205
NPFGC
5.00%, 6/01/18	5,000	5,302,650
California HFA MFHR (California HFA)
AMBAC Series 95A
6.25%, 2/01/37	1,235	1,235,321
California Hlth Fac Fin Auth (Catholic Healthcare West)
Series G
5.50%, 7/01/25	3,180	3,136,307

California Hlth Fac Fin Auth (Cottage Healthcare Sys)
NPFGC Series 03B
5.00%, 11/01/23	2,500	2,402,725
California Hlth Fac Fin Auth (Lucile Packard Children’s Hosp)
AMBAC Series 03C
5.00%, 8/15/21	3,365	3,455,889
California Infra & Eco Dev Bk (Kaiser Permanente)
Series 01A
5.55%, 8/01/31	18,000	16,810,200
California Poll Cntl Fin Auth (Pacific Gas & Electric Co.)
NPFGC Series 96A
5.35%, 12/01/16	15,500	15,812,325
California Poll Cntl Fin Auth (Southern CA Edison Co.)
NPFGC Series 99C
5.55%, 9/01/31	7,950	7,222,177
California Poll Cntl Fin Auth (Tracy Material Recovery)
ACA Series 99A
5.70%, 8/01/14	3,015	2,984,066
California Pub Wks Brd (CA Lease Mental Hlth Coalinga)
Series 04A
5.50%, 6/01/22-6/01/23	6,790	6,844,191
California Pub Wks Brd (CA Lease Richmond Lab)
XLCA Series 05B
5.00%, 11/01/30	4,270	3,651,875
California Pub Wks Brd (Univ of California Lease)
Series 04F
5.00%, 11/01/26	8,065	8,108,148
Series 05C
5.00%, 4/01/23	3,130	3,218,485
California Rural Home Mtg
Series 00B
6.25%, 12/01/31	60	60,326
Series 00D
6.00%, 12/01/31	125	127,073
California Statewide CDA (San Diego Space/Sci Fdtn)
Series 96
7.50%, 12/01/16	1,650	1,661,567
California Statewide CDA MFHR (Highland Creek Apts)
Series 01K
5.40%, 4/01/34	5,745	5,778,436
California Statewide CDA MFHR (Santa Paula Village Apts)
Series 98D
5.43%, 5/01/28	1,975	1,929,457
Capistrano CA USD GO
AGM Series 01B
Zero Coupon, 8/01/25	8,000	3,036,560
NPFGC-RE Series 00A
6.00%, 8/01/24	1,550	1,566,167

Castaic Lake CA Wtr Agy
AMBAC Series 04A
5.00%, 8/01/16-8/01/18	4,325	4,596,419
Chino CA Redev Agy Tax Alloc (Chino CA Redev Proj Area B)
AMBAC Series 01B
5.25%, 9/01/30	4,825	4,069,260
Coachella Valley CA USD COP
AMBAC
5.00%, 9/01/23	2,500	2,350,700
Commerce CA Jt Pwrs Fin Auth (Commerce CA Lease Cmnty Ctr)
XLCA Series 04
5.00%, 10/01/34	1,715	1,331,577
Corona CA CFD #97-2 (Corona CA CFD #97-2 Eagle Glen)
Series 98
5.875%, 9/01/23	5,555	5,424,567
E CA Mun Wtr Dist CFD #2001-01A
Series 02
6.40%, 9/01/32	3,480	3,234,486
East Palo Alto CA Pub Fin Auth (Univ Circle Gateway/101 Proj)
RADIAN Series 05A
5.00%, 10/01/25	5,070	4,466,873
Encinitas Ranch CA Golf Auth
Series 04
5.50%, 9/01/23-9/01/24	1,110	942,096
5.60%, 9/01/26	1,000	828,660
Fontana CA CFD #11 (Fontana CA CFD #11 Hertg W End)
Series B
6.50%, 9/01/28	8,090	8,064,274
Fontana CA Pub Fin Auth (North Fontana CA Redev Area)
AMBAC Series 03A
5.50%, 9/01/32	5,200	4,463,264
Fremont CA USD GO
AGM Series 05B
5.00%, 8/01/26	1,745	1,728,300
Fresno CA Jt Pwrs Fin Auth (Fresno CA Lease Cap Proj)
XLCA Series 04A
5.25%, 10/01/21-10/01/24	3,425	3,500,115
5.375%, 10/01/17	1,315	1,396,188
Fullerton CA Redev Agy
RADIAN
5.00%, 4/01/21	3,250	3,168,945
Gilroy CA USD GO
NPFGC-RE
5.00%, 8/01/27	1,500	1,491,660
Huntington Pk CA Pub Fin Auth (Huntington Pk CA Tax Alloc)
AGM Series 04A
5.25%, 9/01/17	1,000	1,095,180
Jurupa CA USD GO
NPFGC-RE Series 04
5.00%, 8/01/22	1,340	1,347,169
Kaweah Delta CA Hlthcare
NPFGC Series 04

5.25%, 8/01/25-8/01/26	3,780	3,744,133
La Verne CA CFD #88-1
Series 98
5.875%, 3/01/14	2,820	2,834,213
Lammersville CA SD CFD #2002
Series 02
6.375%, 9/01/32	4,250	4,037,627
Lancaster CA Redev Agy (Lancaster CA Redev Tax Incr)
XLCA Series 04
5.00%, 12/01/23	2,695	2,468,925
Loma Linda CA Hosp (Loma Linda Univ Med Ctr)
Series 05A
5.00%, 12/01/23	2,000	1,728,880
Long Beach CA Bond Fin Auth (Long Beach CA Lease Aquarium)
AMBAC Series 01
5.25%, 11/01/30	6,500	5,452,915
Los Angeles CA Cmnty Redev Agy (Los Angeles CA CRA Bunker Hill)
Series 04L
5.00%, 3/01/17	2,565	2,530,578
5.10%, 3/01/19	1,350	1,296,203
Los Angeles CA Dept Arpts (Los Angeles Intl Airport)
Series 2009A
5.25%, 5/15/29	8,340	8,310,226
Series A
5.00%, 5/15/27	3,560	3,520,662
Los Angeles CA Dept W&P Pwr
AMBAC
5.00%, 7/01/24	5,250	5,394,585
Los Angeles CA Harbor Dept
5.00%, 8/01/26	21,450	21,538,374
Los Angeles CA MFHR (Park Plaza West Apts)
5.50%, 1/20/43	5,000	4,720,550
Los Angeles CA USD GO
Series 2010 KRY
5.25%, 7/01/25 (a)	8,000	8,088,400
AMBAC Series B
5.00%, 7/01/21	8,685	9,037,003
Marin CA Muni Wtr Dist
AMBAC Series 04
5.25%, 7/01/20	3,040	3,094,872
Murrieta Vly CA USD GO
AGM Series 05B
5.125%, 9/01/29	1,500	1,481,355
Norco CA Redev Agy (Norco CA Redev Agy Proj #1)
Series 2010
5.875%, 3/01/32	1,580	1,442,145
6.00%, 3/01/36	1,125	1,009,879
AMBAC Series 05
5.00%, 3/01/26	1,900	1,690,582
RADIAN Series 04
5.00%, 3/01/24	3,060	2,689,097
Oakland CA USD GO
NPFGC Series 05

5.00%, 8/01/25	7,455	7,059,363
NPFGC-RE
5.00%, 8/01/22	8,975	8,882,288
Ontario CA COP
NPFGC Series 04
5.25%, 7/01/21	1,700	1,774,239
Orange Cnty CA COP
AMBAC
6.00%, 6/01/21 (Pre-refunded/ETM)	890	1,018,142
Palm Springs CA COP
Series 91B
Zero Coupon, 4/15/21 (Pre-refunded/ETM)	37,500	25,314,375
Palmdale CA Wtr Dist
NPFGC-RE Series 04
5.00%, 10/01/24	1,775	1,740,459
Pittsburg CA Redev Agy (Los Medanos Cmnty Dev Proj)
NPFGC Series 03A
5.00%, 8/01/21	6,410	6,210,969
Placentia-Yorba Lnda CA USD GO (Placentia-Yorba Lnda USD CA GO)
NPFGC-RE Series 06
5.00%, 10/01/27	4,200	3,935,568
Port of Oakland CA
Series L
5.375%, 11/01/27 (Pre-refunded/ETM)	280	301,126
NPFGC-RE Series 02L
5.375%, 11/01/27	2,220	2,040,513
Poway CA Redev Agy (Poway CA Redev Spl Tax Paguay)
AMBAC Series 01
5.375%, 12/15/31	5,545	4,565,753
Redding CA Elec Sys COP
NPFGC Series 92A
10.531%, 7/01/22 (Pre-refunded/ETM) (b)	1,290	1,726,510
Richmond CA Cmnty Redev Agy (Richmond CA Merged Proj Areas)
Series 2010A
5.75%, 9/01/24-9/01/25	1,985	1,913,229
6.00%, 9/01/30	1,395	1,309,487
Riverside CA CCD GO
NPFGC Series C
5.00%, 8/01/25	1,720	1,748,586
Riverside Cnty CA PFA (Riverside Cnty CA Redev Proj)
XLCA Series 04
5.00%, 10/01/23-10/01/35	4,430	3,534,127
Rocklin CA USD CFD #1
NPFGC Series 04
5.00%, 9/01/25	1,000	908,120
Roseville CA HSD GO (Roseville HSD CA GO)
Series 01E
5.25%, 8/01/26	2,435	2,470,234
Sacramento CA USD GO
AGM Series 04D
5.25%, 7/01/21-7/01/23	8,525	8,929,073
Sacramento Cnty CA Hsg Auth MFHR (Cottage Estates Apts)
Series 00B

6.00%, 2/01/33	5,300	4,965,676
Sacramento Cnty CA Hsg Auth MFHR (Verandas Apts)
Series 00H
5.70%, 3/01/34	2,875	2,902,514
San Bernardino CA SFMR
Series 01-A1
6.35%, 7/01/34	430	431,234
San Bernardino Cnty CA CFD #2002-1
Series 02-1
5.90%, 9/01/33	4,750	4,295,330
San Bernardino Cnty CA COP
Series 2009
5.25%, 8/01/26	1,635	1,509,497
San Diego CA Hsg Auth MFHR
Series 98C
5.25%, 1/20/40	6,105	5,693,035
San Diego CA Hsg Auth MFHR (Vista La Rosa Apts)
Series 00A
6.00%, 7/20/41	10,230	10,269,999
San Diego CA Pub Fac Fin Auth (San Diego CA Lease)
5.25%, 3/01/25	15,000	14,707,050
San Diego CA USD GO
NPFGC Series 04E-1
5.00%, 7/01/23-7/01/24	3,240	3,424,750
San Diego Cnty CA COP (San Diego Cnty CA COP Bishop)
Series 04A
5.50%, 9/01/44	5,000	4,412,300
San Diego Cnty CA Wtr Auth COP
AGM Series A
5.00%, 5/01/27	3,500	3,480,470
San Francisco City/ Cnty CA Arpt Commn (SFO Fuel Co. LLC)
AGM Series 00A
6.125%, 1/01/27	1,480	1,479,970
San Francisco City/Cnty CA Arpt Commn (San Francisco CA Intl Airport)
Series 2010A
4.90%, 5/01/29	2,200	2,032,206
San Joaquin Hls Trnsp Corr CA
Series 93
Zero Coupon, 1/01/20 (Pre-refunded/ETM)	20,000	14,578,800
Zero Coupon, 1/01/21 (Pre-refunded/ETM)	20,000	13,733,600
Zero Coupon, 1/01/23 (Pre-refunded/ETM)	25,000	15,224,500
San Joaquin Hls Trnsp Corr CA (San Joaquin Hills Toll Road CA)
NPFGC Series A
Zero Coupon, 1/15/36	47,415	5,148,321
San Jose CA Redev Agy (San Jose CA Redev Merged Proj)
NPFGC Series 04A
5.25%, 8/01/19	5,000	4,775,650
Santa Ana CA USD GO
Series 2008A
5.25%, 8/01/28	5,400	5,279,148
Santa Margarita CA WD CFD #99-1
6.25%, 9/01/29	8,420	8,176,662

Semitropic Wtr Dist CA
XLCA Series 04A
5.50%, 12/01/23	1,640	1,738,351
South Gate CA PFA (South Gate CA Tax Alloc)
XLCA Series 02
5.125%, 9/01/24	1,800	1,558,638
Southern CA Pub Pwr Auth
5.00%, 7/01/23	3,200	3,305,376
5.25%, 7/01/27	6,760	6,953,471
Southwestern CA CCD GO
NPFGC Series 05
5.00%, 8/01/24	1,000	1,044,850
Stockton CA PFA (Stockton CA Redev Projs)
RADIAN Series 06A
5.00%, 9/01/17	2,285	2,136,247
Tejon Ranch CA Pub Fac Fin CFD #1
Series 00A
7.20%, 9/01/30	9,765	9,948,191
Series 03
6.125%, 9/01/27	1,000	956,370
6.20%, 9/01/33	2,375	2,209,011
Torrance CA COP (Torrance CA COP Pub Impt)
AMBAC Series 05B
5.00%, 6/01/24	3,365	3,348,579
Univ of California
Series K
5.00%, 5/15/21	5,525	5,963,464
AGM Series 05B
5.00%, 5/15/24	5,000	5,203,550
West Contra Costa CA Hlth Dist
AMBAC Series 04
5.375%, 7/01/21-7/01/24	4,720	4,807,742

		606,232,600

Arizona - 0.2%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	1,325	1,082,631

Florida - 0.1%
Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (c)(d)	1,535	506,550
Series 02B
6.625%, 5/01/33 (c)(d)	655	216,150

		722,700

Illinois - 0.1%
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	890	852,949

Nevada - 0.3%
Henderson NV LID # T-14
AGM Series A
5.00%, 3/01/22	2,520	2,372,656

Ohio - 0.2%
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	1,110	1,109,856

Pennsylvania - 0.2%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 2007A
5.375%, 11/15/40	2,560	1,707,238

Puerto Rico - 7.0%
Puerto Rico Conv Ctr Dist Auth (Puerto Rico Hotel Occupancy Tax)
AMBAC Series A
5.00%, 7/01/17	10,730	10,861,335
Puerto Rico GO
5.25%, 7/01/23	3,000	2,862,480
Series 01A
5.50%, 7/01/19	1,880	1,936,005
Series 03A
5.25%, 7/01/23	800	804,088
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	512,455
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.125%, 12/01/27	295	297,534
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/28	21,000	21,169,890
Univ of Puerto Rico
5.00%, 6/01/18	4,930	4,950,263
Series 06Q
5.00%, 6/01/19	2,490	2,494,432

		45,888,482

Texas - 0.7%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	3,050	3,083,184
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,525	1,529,392

		4,612,576

Total Investments - 101.0% (cost $671,793,470) (e)	664,581,688
Other assets less liabilities - (1.0)%	(6,848,756)

Net Assets - 100.0%	$657,732,932

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Citibank NA	$6,500	1/25/26	SIFMA	*	4.108%		$622,057
Merrill Lynch	2,800	10/1/16	SIFMA	*	4.147%		333,840
Merrill Lynch	3,100	10/21/16	SIFMA	*	4.129%		360,944
Merrill Lynch	14,500	7/30/26	4.090%		SIFMA	*	(1,451,482)
Merrill Lynch	10,200	8/9/26	4.063%		SIFMA	*	(987,169)
Merrill Lynch	15,000	11/15/26	4.378%		SIFMA	*	(2,069,713)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Variable rate coupon, rate shown as of January 31, 2011.
(c)	Illiquid security.
(d)	Security is in default and is non-income producing.
(e)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $24,538,032 and gross unrealized depreciation of investments was $(31,749,814), resulting in net unrealized depreciation of $(7,211,782).

As of January 31, 2011, the Fund held 40.2% of net assets in insured bonds (of this amount 1.0% represents the Fund’s holding in pre-refunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CCD	-	Community College District
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CRA	-	Community Redevelopment Agency
ETM	-	Escrowed to Maturity
GO	-	General Obligation
HFA	-	Housing Finance Authority
HSD	-	High School District
LID	-	Local Improvement District
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
PFA	-	Public Finance Authority
RADIAN	-	Radian Asset Assurance Inc.

SD	-	School District
SFMR	-	Single Family Mortgage Revenue
UHSD	-	Unified/Union High School District
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - California Portfolio

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$664,581,688	$—	$664,581,688

Total Investments in Securities	—	664,581,688	—	664,581,688
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	1,316,841	—	1,316,841
Liabilities
Interest Rate Swap Contracts	—	(4,508,364)	—	(4,508,364)

Total	$—	$661,390,165	$—	$661,390,165

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Municipal Income Fund - New York Portfolio

Portfolio of Investments

January 31, 2011 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 99.3%
Long-Term Municipal Bonds - 99.3%
New York - 86.2%
Albany Cnty NY Arpt Auth
AGM
5.00%, 12/15/25-12/15/26	$4,540	$4,472,422
Albany NY IDA (St. Peter’s Hosp)
Series A
5.75%, 11/15/22	795	802,465
Cortland Cnty NY IDA (Cortland Memorial Hospital)
RADIAN Series 02
5.25%, 7/01/32	2,700	2,445,471
Dutchess Cnty NY IDA (Bard College)
5.00%, 8/01/19-8/01/21	1,450	1,490,257
East Rochester Housing Auth (St. John’s Meadows Proj)
Series 2010A
5.00%, 4/20/27	2,550	2,541,381
Erie Cnty NY Fiscal Stability Auth (Erie Cnty NY Sales Tax)
Series 2010A
5.00%, 5/15/22-5/15/23	9,965	10,695,270
Erie Cnty NY GO
NPFGC Series 05A
5.00%, 12/01/20	5,990	6,220,974
Erie Cnty NY IDA (Buffalo NY SD GO)
AGM Series 04
5.75%, 5/01/25	1,400	1,452,178
Glen Cove NY IDA
Series 92B
Zero Coupon, 10/15/19 (Pre-refunded/ETM)	11,745	8,880,042
Hempstead NY IDA (Adelphi Univ)
Series 02
5.50%, 6/01/32	1,000	1,000,680
Herkimer Cnty NY IDA (Herkimer Cnty NY CC Stud Hsg)
Series 00
6.50%, 11/01/30	2,000	2,017,080
Long Island Pwr Auth NY
NPFGC-RE Series 06A
5.00%, 12/01/19-12/01/24	8,300	8,592,839
Metropolitan Trnsp Auth NY
Series 02
5.25%, 11/15/31	5,000	4,864,000
Series 02A
5.125%, 11/15/31	5,500	5,265,645
Metropolitan Trnsp Auth NY (Metro Trnsp Auth NY Ded Tax)
Series A
5.25%, 11/15/30	10,000	10,014,300
NPFGC
5.00%, 11/15/18-11/15/21	11,890	12,735,124
Monroe Cnty NY IDA MFHR (Southview Towers Apts)

Series 00
6.25%, 2/01/31	1,130	1,131,413
Montgomery Cnty NY IDA (New York St BOCES Prog)
XLCA Series 05A
5.00%, 7/01/24	1,500	1,366,320
Nassau Cnty NY IDA (Amsterdam at Harborside)
Series 2007A
6.50%, 1/01/27	2,120	2,048,598
New York Conv Ctr Dev Corp. (New York Hotel Unit Fee)
AMBAC Series 05
5.00%, 11/15/30	10,000	9,563,400
New York NY GO
5.00%, 1/01/21	5,000	5,282,300
Series 03
5.75%, 3/01/15 (Pre-refunded/ETM)	2,350	2,591,275
Series 04G
5.00%, 12/01/23	3,225	3,331,296
Series 04I
5.00%, 8/01/21	11,400	11,893,050
Series 05J
5.00%, 3/01/24	5,000	5,103,200
Series 2003I
5.75%, 3/01/17 (Pre-refunded/ETM)	420	463,121
AGM Series 04E
5.00%, 11/01/21	4,000	4,184,320
XLCA Series 04I
5.00%, 8/01/18	10,000	10,803,700
New York NY HDC MFHR (New York NY HDC)
Series 01C-2
5.40%, 11/01/33	3,030	2,952,311
Series 02A
5.50%, 11/01/34	1,250	1,204,663
NPFGC-RE Series 05P6-A
5.00%, 7/01/19	10,000	10,478,700
New York NY Hlth & Hosp Corp.
AGM Series 02A
5.125%, 2/15/23 (Pre-refunded/ETM)	1,500	1,573,005
AMBAC Series 03A
5.25%, 2/15/22	5,700	5,816,508
New York NY IDA (Airis JFK 1 LLC)
Series 01A
5.50%, 7/01/28	9,000	7,581,060
New York NY IDA (Lycee Francais)
Series 02C
6.80%, 6/01/28	2,500	2,578,600
New York NY IDA (Magen David Yeshivah)
ACA Series 02
5.70%, 6/15/27	1,600	1,040,000
New York NY IDA (Spence School)
5.20%, 7/01/34	3,155	3,159,953
New York NY IDA (Staten Island Univ Hosp)

Series 01B
6.375%, 7/01/31	1,880	1,813,636
New York NY IDA (Terminal One Group Assn)
Series 05
5.50%, 1/01/24	800	785,472
New York NY Mun Wtr Fin Auth
5.00%, 6/15/27	15,110	15,398,752
Series 03A
5.00%, 6/15/27	1,000	1,017,340
Series CC 2008
5.125%, 6/15/30	10,300	10,365,302
New York NY Trnsl Fin Auth
5.00%, 11/01/24	5,000	5,148,450
Series 02A
5.50%, 11/01/26 (a)	5,000	5,164,450
NPFGC Series 03D
5.25%, 2/01/18	10,000	10,717,800
New York NY Trnsl Fin Auth (New York NY TFA Bldg Aid)
NPFGC-RE
5.00%, 7/15/21	7,000	7,359,660
New York NY Trst for Cult Res (Museum of Modern Art)
AMBAC Series 01D
5.125%, 7/01/31	14,000	14,017,220
New York St Dormitory Auth
Series 02
5.00%, 7/01/32 (Pre-refunded/ETM)	4,000	4,246,920
Series 04A
5.25%, 7/01/21 (Pre-refunded/ETM)	575	650,739
FHA Series 02-34
5.20%, 2/01/32 (Pre-refunded/ETM)	3,965	4,395,123
New York St Dormitory Auth (Cabrini Westchester)
5.10%, 2/15/26	1,900	1,956,791
New York St Dormitory Auth (Cornell Univ)
5.00%, 7/01/25	2,465	2,587,387
Series B
5.00%, 7/01/27	4,925	5,047,435
Series C
5.00%, 7/01/29	2,000	2,039,020
New York St Dormitory Auth (Eger Hlth and Rehab Ctr)
Series 00
6.10%, 8/01/37	2,315	2,343,822
New York St Dormitory Auth (Leake and Watts Svcs)
NPFGC Series 04
5.00%, 7/01/22-7/01/23	3,275	3,319,050
New York St Dormitory Auth (Maimonides Med Ctr)
NPFGC Series 04
5.75%, 8/01/29	3,515	3,612,155
New York St Dormitory Auth (Manhattan College)
RADIAN Series 2007A
5.00%, 7/01/27	2,445	2,210,769

New York St Dormitory Auth (Memorial Sloan-kettering Ctr)
NPFGC Series 03A
5.00%, 7/01/22	5,000	5,074,600
New York St Dormitory Auth (Montefiore Medical Center)
NPFGC-RE Series 04
5.00%, 8/01/23	4,990	5,076,626
New York St Dormitory Auth (Mount Sinai Hospital)
Series 2010A
5.00%, 7/01/26	6,795	6,609,700
New York St Dormitory Auth (New York St BOCES Prog)
AGM Series 04
5.00%, 8/15/23	3,175	3,206,655
New York St Dormitory Auth (New York St Pers Income Tax)
5.00%, 3/15/27	2,350	2,392,112
New York St Dormitory Auth (New York Univ)
Series 2008A
5.00%, 7/01/29	4,220	4,237,977
NPFGC-RE Series 04A
5.00%, 7/01/24	2,240	2,288,451
New York St Dormitory Auth (North Shore - LIJ Hospital)
5.00%, 5/01/22	1,405	1,400,111
New York St Dormitory Auth (NYU Hosp Center)
Series 07A
5.00%, 7/01/22	1,200	1,170,408
Series B
5.25%, 7/01/24	730	705,421
New York St Dormitory Auth (Orange Regl Med Ctr)
Series 2008
6.50%, 12/01/21	1,240	1,282,048
New York St Dormitory Auth (Ozanam Hall Queens Nursing)
5.00%, 11/01/21	1,000	977,180
New York St Dormitory Auth (Rochester Inst of Technology)
5.00%, 7/01/23-7/01/25	5,335	5,452,748
5.75%, 7/01/24	5,165	5,484,249
New York St Dormitory Auth (SS Joachim & Anne Residence)
Series 02
5.25%, 7/01/27	1,000	1,001,970
New York St Dormitory Auth (State Univ of New York)
5.00%, 7/01/27-7/01/35	12,385	12,289,191
New York St Dormitory Auth (Univ of Rochester)
Series 04A
5.25%, 7/01/23-7/01/24	1,250	1,286,073
New York St Dormitory Auth (Westchester Cnty NY Lease Court)
Series 06A
5.00%, 8/01/17	9,510	10,497,233

New York St Energy Res & Dev Auth (Long Island Lighting Co.)
Series 95A
5.30%, 8/01/25	7,500	7,455,000
New York St Envrn Fac Corp. (New York NY Mun Wtr Fin Auth)
5.00%, 6/15/29	2,000	2,023,760
New York St Liberty Corp. (National Sports Museum Proj)
6.125%, 2/15/19 (b)(c)	792	8
New York St Mortgage Agy SFMR (New York St Mortgage Agy)
Series 01-29
5.45%, 4/01/31	6,805	6,610,037
Series 01-31A
5.30%, 10/01/31	8,500	7,987,790
Series 82
5.65%, 4/01/30	2,215	2,171,652
New York St Pwr Auth
NPFGC
5.00%, 11/15/21	3,000	3,258,150
NPFGC Series C
5.00%, 11/15/19	680	754,072
New York St Thruway Auth (New York St Pers Income Tax)
5.00%, 3/15/26-3/15/27	11,000	11,244,070
Series 2010A
5.00%, 3/15/28	5,000	5,076,050
AMBAC Series 04A
5.00%, 3/15/24	5,000	5,166,600
New York St Thruway Auth (New York St Thruway Auth Ded Tax)
AMBAC Series 05B
5.00%, 4/01/21	7,500	7,923,450
NPFGC-RE Series 05B
5.00%, 4/01/17	12,750	13,984,837
New York St UDC
Series 02A
5.25%, 3/15/32 (Pre-refunded/ETM)	3,945	4,153,375
Niagara Frontier Trnsp Auth NY (Buffalo Niagara Intl Airport)
NPFGC
5.625%, 4/01/29	2,500	2,349,575
Onondaga Cnty NY IDA (Anheuser-busch Cos., Inc.)
Series 99
6.25%, 12/01/34	2,000	2,000,360
Onondaga Cnty NY IDA (Bristol- Myers Squibb)
5.75%, 3/01/24	4,000	4,281,320
Onondaga Cnty NY IDA (Cargo Acquisition Group)
Series 02
6.125%, 1/01/32	1,295	1,123,063
Port Authority of NY & NJ
5.00%, 7/15/31	18,000	17,953,740
Port Authority of NY & NJ (Delta Airlines, Inc.)
NPFGC Series 97-6
5.75%, 12/01/22	6,820	6,682,031

Rensselaer Cnty NY (Rensselaer Polytechnic Institute)
Series 2006
5.00%, 3/01/26	7,505	7,220,185
Sachem NY CSD GO
NPFGC-RE
5.00%, 10/15/21-10/15/22	5,415	5,835,883
Seneca Cnty NY IDA (New York Chiropractic College)
5.00%, 10/01/27	925	872,007
Spencerport NY USD GO
NPFGC Series 02
5.00%, 6/15/21 (Pre-refunded/ETM)	2,500	2,542,725
Suffolk Cnty NY EDC (Peconic Landing at Southold)
5.875%, 12/01/30	2,340	2,205,356
Suffolk Cnty NY IDA (New York Institute of Technology)
5.00%, 3/01/26	1,150	1,091,534
Tobacco Settlement Fin Corp. NY (New York St Lease Tobacco Asset Sec)
Series 03A-1
5.50%, 6/01/14	1,290	1,294,812
Triborough Brdg & Tunl Auth NY
5.00%, 11/15/24-11/15/26	16,715	17,252,998
Troy NY Capital Resource Corp. (Rensselaer Polytechnic Institute)
Series 2010A
5.00%, 9/01/30	3,000	2,811,180
Ulster Cnty NY IDA (Kingston Regl Sr Lvg Corp.)
6.00%, 9/15/27	1,175	953,513
Westchester Cnty Hlth Care Corp. NY
6.00%, 11/01/30	1,000	958,640
Yonkers NY IDA (Malotz Skilled Nursing Fac)
NPFGC Series 99
5.65%, 2/01/39	700	701,575

		508,206,315

Arizona - 0.3%
Dove Mountain Resort CFD AZ
Series 2001
6.75%, 12/01/16	935	763,970
Goodyear AZ IDA (Litchfield Park Svc Co.)
Series 01
6.75%, 10/01/31	1,000	935,600

		1,699,570

California - 0.4%
California Econ Recovery (California Econ Rec Spl Tax)
Series 2009A
5.25%, 7/01/21	2,110	2,262,447

Florida - 1.6%
Crossings at Fleming Is CDD FL
Series 00C
7.10%, 5/01/30	5,500	5,314,815

Fiddlers Creek CDD FL
Series 02A
6.875%, 5/01/33 (b)(c)	1,075	354,750
Series 02B
6.625%, 5/01/33 (b)(c)	460	151,800
Hammock Bay CDD FL
Series 04A
6.15%, 5/01/24	760	703,479
Marshall Creek CDD FL
Series 02A
6.625%, 5/01/32	920	761,015
Midtown Miami CDD FL
Series 04A
6.00%, 5/01/24	2,280	2,045,023

		9,330,882

Georgia - 0.1%
Atlanta GA Tax Allocation (Eastside Proj)
Series 05B
5.60%, 1/01/30	500	449,380

Guam - 0.1%
Guam Wtrworks Auth COP
Series 05
6.00%, 7/01/25	500	501,695

Illinois - 0.3%
Plano IL SSA #3 (Plano IL SSA #3 Lakewood Spr)
Series 05A
5.95%, 3/01/28	1,316	1,223,985
Railsplitter Tobacco Settlement Auth IL
6.00%, 6/01/28	785	752,321

		1,976,306

Nevada - 0.2%
Clark Cnty NV SID No. 142 (Clark Cnty NV SID No. 142 Mtns Edg)
Series 03
6.10%, 8/01/18	1,395	1,339,172

Ohio - 0.3%
Columbiana Cnty Port Auth OH (Apex Environmental LLC)
Series 04A
7.125%, 8/01/25	1,200	996,984
Lorain Cnty OH Port Auth (United States Steel Corp.)
6.75%, 12/01/40	975	974,873

		1,971,857

Pennsylvania - 0.3%
Allegheny Cnty PA Hosp Dev Auth (West Penn Allegheny Hlth Sys)
Series 2007A
5.375%, 11/15/40	2,290	1,527,178

Puerto Rico - 8.6%
Puerto Rico Elec Pwr Auth

5.00%, 7/01/22	2,085	2,061,710
5.375%, 7/01/24	5,225	5,217,319
Series 08WW
5.375%, 7/01/23	405	407,807
XLCA Series 02-1
5.25%, 7/01/22 (Pre-refunded/ETM)	10,000	10,751,500
Puerto Rico GO
5.25%, 7/01/23	1,600	1,526,656
Series 01A
5.50%, 7/01/19	915	942,258
Puerto Rico Govt Dev Bank
Series 06B
5.00%, 12/01/15	500	512,455
Puerto Rico HFA MFHR
5.00%, 12/01/20 (Pre-refunded/ETM)	3,420	3,781,220
Puerto Rico HFA MFHR (Puerto Rico HFA Cap Fund)
5.00%, 12/01/20	1,795	1,834,257
5.125%, 12/01/27	1,495	1,507,842
Puerto Rico HFC SFMR (Puerto Rico HFC)
Series 01A
5.20%, 12/01/33	1,545	1,538,743
Puerto Rico Mun Fin Agy
Series 05A
5.25%, 8/01/23	935	915,720
Puerto Rico Sales Tax Fin Corp.
5.50%, 8/01/28	15,000	15,121,350
Univ of Puerto Rico
5.00%, 6/01/22	255	244,336
Series 06Q
5.00%, 6/01/20	4,225	4,172,061

		50,535,234

Texas - 0.9%
Texas Private Acvty Bond Srfc Trnsp Corp. (LBJ Managed Lanes Project)
7.00%, 6/30/40	2,700	2,729,376
7.50%, 6/30/32	1,225	1,283,763
Texas Private Acvty Bond Srfc Trnsp Corp. (NTE Mobility Partners LLC Project)
6.875%, 12/31/39	1,350	1,353,888

		5,367,027

Virginia - 0.0%
Bell Creek CDA VA
Series 03A
6.75%, 3/01/22	167	162,680

Total Investments - 99.3% (cost $589,748,118) (d)	585,329,743
Other assets less liabilities - 0.7%	4,177,847

Net Assets - 100.0%	$589,507,590

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio		Payments received by the Portfolio	Unrealized Appreciation/ (Depreciation)
Citibank NA	$2,200	1/25/26	SIFMA	*	4.108%	$208,905
JP Morgan Chase	4,500	6/15/15	3.777%		SIFMA *	(418,018)
Merrill Lynch	3,100	10/1/16	SIFMA	*	4.147%	359,902

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

(a)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at January 31, 2011.
(b)	Security is in default and is non-income producing.
(c)	Illiquid security.
(d)	As of January 31, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $11,189,762 and gross unrealized depreciation of investments was $(15,608,137), resulting in net unrealized depreciation of $(4,418,375).

As of January 31, 2011, the Portfolio held 34.3% of net assets in insured bonds (of this amount 9.5% represents the Portfolio’s holding in prerefunded or escrowed to maturity bonds).

Glossary:

ACA	-	ACA Financial Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
CDA	-	Community Development Authority
CDD	-	Community Development District
CFD	-	Community Facilities District
COP	-	Certificate of Participation
CSD	-	Central/Community School District
EDC	-	Economic Development Corporation
ETM	-	Escrowed to Maturity
FHA	-	Federal Housing Administration
GO	-	General Obligation
HDC	-	Housing Development Corporation
HFA	-	Housing Finance Authority
HFC	-	Housing Finance Corporation
IDA	-	Industrial Development Authority/Agency
MFHR	-	Multi-Family Housing Revenue
NPFGC	-	National Public Finance Guarantee Corporation
NPFGC-RE	-	National Public Finance Guarantee Corporation Reinsuring FGIC
RADIAN	-	Radian Asset Assurance Inc.
SD	-	School District
SFMR	-	Single Family Mortgage Revenue
SID	-	Special Improvement District
SSA	-	Special Services Area

UDC	-	Urban Development Corporation
USD	-	Unified School District
XLCA	-	XL Capital Assurance Inc.

AllianceBernstein Municipal Income Fund - New York Portfolio

January 31, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of January 31, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$585,329,743	$—	$585,329,743

Total Investments in Securities	—	585,329,743	—	585,329,743
Other Financial Instruments* :
Assets
Interest Rate Swap Contracts	—	568,807	—	568,807
Liabilities
Interest Rate Swap Contracts	—	(418,018)	—	(418,018)

Total	$—	$585,480,532	$—	$585,480,532

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith President

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 25, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo Treasurer and Chief Financial Officer

Date:	March 25, 2011